Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (106)	$ (18)	$ 107
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	(706)	(161)	177
Unrealized gains (losses) on derivatives	12	6	(5)
Other comprehensive income (loss), before income tax	(694)	(155)	172
Income tax (expense) benefit related to items of other comprehensive income (loss)	146	32	(36)
Other comprehensive income (loss), net of income tax	(548)	(123)	136
Comprehensive income (loss)	$ (654)	$ (141)	$ 243